Quarterly Information (Unaudited) (Details 1) - USD ($)	2 Months Ended	3 Months Ended								12 Months Ended
	Dec. 14, 2013	Sep. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Mar. 31, 2014	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Jun. 30, 2015	Jun. 30, 2014
Operating Expenses [Abstract]
Research and development		$ (603,845)			$ (671,627)					$ (2,555,754)	$ (2,119,217)
General and administrative		(474,025)			(445,000)					(2,168,899)	(3,134,409)
Operating Expenses		(1,077,870)			(1,116,627)					(4,724,653)	(5,253,626)
Other (income) loss
Change in fair value of derivative liability		539,446			562,969					(627,433)	(11,529,498)
Foreign exchange (gain) loss		$ (17,473)			2,391					23,415	22,581
Interest expense					(2,091)					(2,091)	(8,140)
Interest income		$ (20)			(152)					(363)	(2,078)
Change in fair value of derivative liability due to change in warrant terms		(21,565)			167,190					23,658	111,179
Loss on exchange of warrants										249,062
Other (income) loss		543,518			400,109					(376,886)	(11,612,034)
Net and comprehensive loss (income) for the period		$ 1,621,388			$ 1,516,736					$ 4,347,767	$ (6,358,408)
Basic and diluted loss per share					$ 0.04
Basic loss (income) per share		$ 0.04			$ 0.04					$ 0.11	$ (0.20)
Diluted income per share										$ 0.11	$ 0.00
Basic weighted average number of shares		42,481,875			36,451,014					38,067,516	31,969,595
Diluted weighted average number of shares										38,067,516	39,090,331
Previously reported
Operating Expenses [Abstract]
Research and development	$ 566,060		$ 641,839	$ 612,169	$ 671,627	$ 618,869	$ 560,235	$ 584,412	$ 631,947
General and administrative	636,182		500,753	656,229	445,000	966,923	741,368	1,654,380	920,377
Operating Expenses	1,202,242		1,142,592	1,268,398	1,116,627	1,585,792	1,301,603	2,238,792	1,552,324
Other (income) loss
Change in fair value of derivative liability	(372,487)		$ 343,569	(435,200)	368,594	$ 1,599,349	$ (8,094,339)	$ 4,599,201	2,543,574
Issuance of shares to Valent for future royalty reduction				143,532	(167,190)				598,000
Derivative issue costs					2,391				2,713,220
Foreign exchange (gain) loss	34,797		$ 6,826	$ 7,295	2,091	$ 11,947	$ (2,834)	$ (25,179)	(3,754)
Interest expense	2,044					2,015	2,029	1,992	1,955
Interest income	(620)		$ (70)	$ (109)	(152)	(496)	(691)	(1,180)
Loss on exchange of warrants			156,219	92,843
Other (income) loss	(336,266)		506,544	(191,639)	205,734	1,612,815	(8,095,835)	4,574,834	5,852,995
Net and comprehensive loss (income) for the period	$ 865,976		$ 1,649,136	$ 1,076,759	$ 1,322,361	$ 3,198,607	$ (6,794,232)	$ 6,813,626	$ 7,405,319
Basic and diluted loss per share	$ 0.03		$ 0.04	$ 0.03	$ 0.04	$ 0.1		$ 0.22	$ 0.3
Basic loss (income) per share							$ (0.22)
Diluted income per share							$ (0.02)
Weighted average number of shares	31,523,732		38,976,827	37,798,183	36,451,014	31,659,791		30,974,569	24,316,325
Basic weighted average number of shares							31,430,566
Diluted weighted average number of shares							41,671,789
Restatement adjustments
Operating Expenses [Abstract]
Research and development
General and administrative
Operating Expenses
Other (income) loss
Change in fair value of derivative liability	$ (225,685)		$ 437,583	$ (457,126)	$ 194,375	$ 675,185	$ (2,929,646)	$ 1,377,180	$ (2,552,274)
Issuance of shares to Valent for future royalty reduction
Derivative issue costs
Foreign exchange (gain) loss
Interest expense
Interest income
Loss on exchange of warrants
Other (income) loss	$ (225,685)		$ 437,583	$ (457,126)	$ 194,375	$ 675,185	$ (2,929,646)	$ 1,377,180	$ (2,552,274)
Net and comprehensive loss (income) for the period	$ (225,685)		$ 437,583	$ (457,126)	$ 194,375	$ 675,185	$ (2,929,646)	$ 1,377,180	$ (2,552,274)
Basic and diluted loss per share	$ (0.01)		$ 0.01	$ (0.01)		$ 0.02		$ 0.04	$ (0.1)
Basic loss (income) per share							$ (0.09)
Diluted income per share
Weighted average number of shares
Basic weighted average number of shares
Diluted weighted average number of shares
As restated [Member]
Operating Expenses [Abstract]
Research and development	$ 566,060		$ 641,839	$ 612,169	$ 671,627	$ 618,869	$ 560,235	$ 584,412	$ 631,947
General and administrative	636,182		500,753	656,229	445,000	966,923	741,368	1,654,380	920,377
Operating Expenses	1,202,242		1,142,592	1,268,398	1,116,627	1,585,792	1,301,603	2,238,792	1,552,324
Other (income) loss
Change in fair value of derivative liability	(598,172)		$ 781,152	(892,326)	562,969	$ 2,274,534	$ (11,023,985)	$ 5,976,381	(8,700)
Issuance of shares to Valent for future royalty reduction				143,532	(167,190)				598,000
Derivative issue costs					2,391				2,713,220
Foreign exchange (gain) loss	34,797		$ 6,826	$ 7,295	2,091	$ 11,947	$ (2,834)	$ (25,179)	(3,754)
Interest expense	2,044					2,015	2,029	1,992	1,955
Interest income	(620)		$ (70)	$ (109)	(152)	(496)	(691)	(1,180)
Loss on exchange of warrants			156,219	92,843
Other (income) loss	(561,951)		944,127	(648,765)	400,109	2,288,000	(11,025,481)	5,952,014	3,300,721
Net and comprehensive loss (income) for the period	$ 640,291		$ 2,086,719	$ 619,633	$ 1,516,736	$ 3,873,792	$ (9,723,878)	$ 8,190,806	$ 4,853,045
Basic and diluted loss per share	$ 0.02		$ 0.05	$ 0.02	$ 0.04	$ 0.12		$ 0.26	$ 0.2
Basic loss (income) per share							$ (0.31)
Diluted income per share							$ (0.02)
Weighted average number of shares	31,523,732		38,976,827	37,798,183	36,451,014	31,659,791		30,974,569	24,316,325
Basic weighted average number of shares							31,430,566
Diluted weighted average number of shares							41,671,789